Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income (loss)	$ 87,317	$ 41,362	$ (52,548)
Non-cash items:
Depreciation and amortization	117,212	124,002	118,514
(Write-down) and (loss) gain on sale of assets (note 19)	69,446	5,544	(170)
Unrealized loss (gain) on derivative instruments (note 11)	1,458	5,247	(579)
Equity income (note 5)	(5,100)	(2,345)	(1,220)
Income tax expense (note 21)	7,283	20,103	9,412
Other	5,232	4,044	5,659
Change in operating assets and liabilities (note 16)	89,920	30,432	54,952
Expenditures for dry docking	(24,655)	(48,250)	(27,972)
Net operating cash flow	347,943	117,661	(7,263)
FINANCING ACTIVITIES
Proceeds from short-term debt (note 8)	235,000	200,000	0
Repayments of Short-term Debt	275,000	150,000	0
Proceeds from long-term debt, net of issuance costs (note 9)	574,872	57,086	81,397
Repayments of Long-term Debt	(13,174)	(101,107)	(165,365)
Early Repayment of Senior Debt	882,495	135,110	137,717
Proceeds from financing related to sales and leasebacks of vessels (note 10)	0	63,720	241,339
Scheduled repayments of obligations related to finance leases (note 10)	(25,149)	(24,221)	(14,958)
Repayments of Long-term Capital Lease Obligations	(29,596)	0	0
Cash dividends paid	0	0	(8,052)
Other	(562)	(126)	(92)
Net financing cash flow	(416,104)	(89,758)	(3,448)
INVESTING ACTIVITIES
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	2,100
Proceeds from Sales of Business, Affiliate and Productive Assets	85,892	20,008	589
Expenditures for vessels and equipment	(16,025)	(11,628)	(5,827)
Proceeds from (Repayments of) Related Party Debt	4,650	0	0
Return of capital from equity-accounted joint venture	0	0	746
Net investing cash flow	74,517	8,380	(4,492)
Increase (decrease) in cash, cash equivalents and restricted cash	6,356	36,283	(15,203)
Cash, cash equivalents and restricted cash, beginning of the year	96,790	60,507	75,710
Cash, cash equivalents and restricted cash, end of the year (note 16c)	103,146	96,790	60,507
Freight Tax [Member] [Member]
Non-cash items:
Income tax expense (note 21)	$ 7,113	$ 18,489	$ 6,005